QUARTERLY RESULTS (Unaudited) (Tables)	12 Months Ended
Oct. 29, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information
Shown below are selected unaudited quarterly data (in thousands, except per share data):

	First Quarter	Second Quarter		Third Quarter	Fourth Quarter
FISCAL YEAR 2017
Sales	$391,703	$420,464		$469,385	$488,726
Gross profit	$83,951	$100,839		$114,969	$116,305
Net income	$2,039	$16,974		$18,221	$17,490
Net income allocated to participating securities	$(8)	$(115)		$(102)	$(78)
Net income applicable to common shares	$2,031	$16,859	(4)	$18,119	$17,412	(5)
Income per common share:(1)(2)
Basic	$0.03	$0.24		$0.26	$0.25
Diluted	$0.03	$0.24		$0.25	$0.25

FISCAL YEAR 2016
Sales	$370,014	$372,247		$462,353	$480,314
Gross profit	$89,716	$89,375		$127,951	$120,849
Net income	$5,892	$2,420		$23,715	$19,001
Net income allocated to participating securities	$(57)	$(23)		$(165)	$(105)
Net income applicable to common shares	$5,835	$2,397		$23,550	$18,896	(3)
Income per common share:(1)(2)
Basic	$0.08	$0.03		$0.32	$0.27
Diluted	$0.08	$0.03		$0.32	$0.27

(1)
The sum of the quarterly income per share amounts may not equal the annual amount reported, as per share amounts are computed independently for each quarter and for the full year based on the respective weighted average common shares outstanding.

(2)	Excludes net income allocated to participating securities. The participating securities are treated as a separate class in computing earnings per share (see Note 8 — Earnings per Common Share).

(3)	The fourth quarter of fiscal 2016 includes the correction of a prior period accounting error of $0.5 million ($0.8 million, before tax). See Note 6 — Goodwill and Other Intangible Assets.

(4)	The second quarter of fiscal 2017 includes the gain on insurance recovery of $5.9 million ($9.6 million before tax). See Note 2 — Summary of Significant Accounting Policies.

Schedule of quarterly income effects of special income (expense) items
The quarterly income before income taxes were impacted by the following special income (expense) items:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
FISCAL YEAR 2017
Goodwill impairment	$—	$—	$—	$(6,000)
Restructuring charges	(2,264)	(315)	(1,009)	(1,710)
Strategic development and acquisition related costs	(357)	(124)	(1,297)	(193)
(Loss) on sale of assets and asset recovery	—	(137)	—	—
Gain on insurance recovery	—	9,601	148	—
Unreimbursed business interruption costs	—	(191)	(235)	(28)
Total special charges in income before income taxes	$(2,621)	$8,834	$(2,393)	$(7,931)

FISCAL YEAR 2016
Restructuring charges	$(1,510)	$(1,149)	$(778)	$(815)
Strategic development and acquisition related costs	(681)	(579)	(819)	(590)
Gain (loss) on sale of assets and asset recovery	725	927	52	(62)
Gain from bargain purchase	1,864	—	—	—
Total special charges in income before income taxes	$398	$(801)	$(1,545)	$(1,467)